Consolidated Statement of Changes in Equity - CHF (SFr)	Total		Share capital	Share premium		Treasury shares		Retained earnings	Other comprehensive income recognized directly in equity, net of tax		of which: foreign currency translation	of which: financial assets available for sale	of which: cash flow hedges	Total equity attributable to shareholders	Non-controlling interests	UBS AG		UBS AG Share capital	UBS AG Share premium	UBS AG Treasury shares	UBS AG Retained earnings	UBS AG Other comprehensive income recognized directly in equity, net of tax		UBS AG of which: foreign currency translation	UBS AG of which: financial assets available for sale	UBS AG of which: cash flow hedges	UBS AG Total equity attributable to shareholders	UBS AG Preferred noteholders	UBS AG Non-controlling interests
Balance at Dec. 31, 2014	SFr 54,368,000,000		SFr 372,000,000	SFr 32,590,000,000		SFr (1,393,000,000)		SFr 22,134,000,000	SFr (3,093,000,000)	[1]	SFr (5,406,000,000)	SFr 228,000,000	SFr 2,084,000,000	SFr 50,608,000,000	SFr 3,760,000,000	SFr 54,165,000,000		SFr 384,000,000	SFr 32,057,000,000	SFr (37,000,000)	SFr 22,902,000,000	SFr (3,199,000,000)	[2]	SFr (5,591,000,000)	SFr 236,000,000	SFr 2,156,000,000	SFr 52,108,000,000	SFr 2,013,000,000	SFr 45,000,000
Issuance of share capital	0		0											0		1,000,000		1,000,000									1,000,000
Acquisition of treasury shares	(1,538,000,000)					(1,538,000,000)	[3]							(1,538,000,000)		(292,000,000)				(292,000,000)							(292,000,000)
Delivery of treasury shares under share-based compensation plans	200,000,000			(596,000,000)		797,000,000								200,000,000
Other disposal of treasury shares	479,000,000			1,000,000		478,000,000	[3]							479,000,000
Premium on shares issued and warrants exercised	33,000,000			33,000,000										33,000,000		290,000,000			290,000,000								290,000,000
Share-based compensation expensed in the income statement	858,000,000			858,000,000										858,000,000
Tax (expense) / benefit	9,000,000			9,000,000										9,000,000		9,000,000			9,000,000								9,000,000
Dividends	(2,884,000,000)			(2,760,000,000)	[4]									(2,760,000,000)	(124,000,000)	(3,004,000,000)			(2,914,000,000)		(8,000,000)						(2,922,000,000)	(77,000,000)	(5,000,000)
Equity classified as obligation to purchase own shares	1,000,000			1,000,000										1,000,000
Preferred notes	0													0
New consolidations / (deconsolidations) and other increases / (decreases)	0													0	0	363,000,000			35,000,000	328,000,000							364,000,000		(1,000,000)
Total comprehensive income for the year	5,781,000,000							6,502,000,000	(804,000,000)	[1]	(231,000,000)	(63,000,000)	(509,000,000)	5,698,000,000	83,000,000	5,709,000,000					6,538,000,000	(848,000,000)		(266,000,000)	(64,000,000)	(518,000,000)	5,690,000,000	18,000,000	1,000,000
of which: net profit / (loss)	6,386,000,000							6,203,000,000						6,203,000,000	183,000,000	6,314,000,000					6,235,000,000						6,235,000,000	77,000,000	3,000,000
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	(814,000,000)								(804,000,000)	[1]	(231,000,000)	(63,000,000)	(509,000,000)	(804,000,000)	(10,000,000)	(848,000,000)						(848,000,000)	[2]	(266,000,000)	(64,000,000)	(518,000,000)	(848,000,000)
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	304,000,000	[5]						298,000,000						298,000,000	5,000,000	304,000,000	[5]				304,000,000						304,000,000
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	(95,000,000)													0	(95,000,000)	(61,000,000)											0	(59,000,000)	(2,000,000)
Changes to legal structure / reorganization: increase in UBS Group AG's ownership interest in UBS AG	0		13,000,000	1,029,000,000		(37,000,000)		868,000,000	(150,000,000)	[1]	(220,000,000)	7,000,000	63,000,000	1,724,000,000	(1,724,000,000)
Balance at Dec. 31, 2015	57,308,000,000		385,000,000	31,164,000,000		(1,693,000,000)		29,504,000,000	(4,047,000,000)		(5,857,000,000)	172,000,000	1,638,000,000	55,313,000,000	1,995,000,000	57,243,000,000		386,000,000	29,477,000,000	0	29,433,000,000	(4,047,000,000)		(5,857,000,000)	172,000,000	1,638,000,000	55,248,000,000	1,954,000,000	41,000,000
Issuance of share capital	0		0											0		0											0
Acquisition of treasury shares	(1,401,000,000)					(1,401,000,000)	[3]							(1,401,000,000)
Delivery of treasury shares under share-based compensation plans	115,000,000			(682,000,000)		796,000,000								115,000,000
Other disposal of treasury shares	46,000,000			(2,000,000)		49,000,000	[3]							46,000,000
Premium on shares issued and warrants exercised	5,000,000			5,000,000										5,000,000		4,000,000			4,000,000								4,000,000
Share-based compensation expensed in the income statement	861,000,000			861,000,000										861,000,000
Tax (expense) / benefit	28,000,000			28,000,000										28,000,000		25,000,000			25,000,000								25,000,000
Dividends	(3,246,000,000)			(3,164,000,000)	[4]									(3,164,000,000)	(83,000,000)	(3,517,000,000)					(3,434,000,000)						(3,434,000,000)	(78,000,000)	(5,000,000)
Equity classified as obligation to purchase own shares	0													0
Preferred notes	(1,583,000,000)													0	(1,583,000,000)	(1,583,000,000)											0	(1,583,000,000)
New consolidations / (deconsolidations) and other increases / (decreases)	0			43,000,000				(44,000,000)						(1,000,000)	0	(2,000,000)			(2,000,000)		(1,000,000)						(3,000,000)		0
Total comprehensive income for the year	2,170,000,000							2,265,000,000	(447,000,000)	[1]	292,000,000	(73,000,000)	(666,000,000)	1,817,000,000	352,000,000	2,173,000,000					2,267,000,000	(447,000,000)		293,000,000	(73,000,000)	(666,000,000)	1,820,000,000	349,000,000	3,000,000
of which: net profit / (loss)	3,286,000,000							3,204,000,000						3,204,000,000	82,000,000	3,288,000,000					3,207,000,000						3,207,000,000	78,000,000	4,000,000
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	(447,000,000)								(447,000,000)	[1]	292,000,000	(73,000,000)	(666,000,000)	(447,000,000)		(447,000,000)						(447,000,000)		293,000,000	(73,000,000)	(666,000,000)	(447,000,000)
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	(824,000,000)	[5]						(824,000,000)						(824,000,000)	0	(824,000,000)	[5]				(824,000,000)						(824,000,000)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	(115,000,000)							(115,000,000)						(115,000,000)		(115,000,000)					(115,000,000)						(115,000,000)
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	271,000,000													0	271,000,000	271,000,000											0	271,000,000	0
Balance at Dec. 31, 2016	54,302,000,000		385,000,000	28,254,000,000		(2,249,000,000)		31,725,000,000	(4,494,000,000)		(5,564,000,000)	98,000,000	972,000,000	53,621,000,000	682,000,000	54,343,000,000		386,000,000	29,505,000,000	0	28,265,000,000	(4,494,000,000)		(5,564,000,000)	98,000,000	972,000,000	53,662,000,000	642,000,000	40,000,000
Issuance of share capital	0		0											0		0											0
Acquisition of treasury shares	(908,000,000)					(908,000,000)								(908,000,000)
Delivery of treasury shares under share-based compensation plans	114,000,000			(845,000,000)		960,000,000								114,000,000
Other disposal of treasury shares	65,000,000			1,000,000		64,000,000	[3]							65,000,000
Premium on shares issued and warrants exercised	19,000,000			19,000,000										19,000,000		6,000,000			6,000,000								6,000,000
Share-based compensation expensed in the income statement	721,000,000			721,000,000										721,000,000
Tax (expense) / benefit	21,000,000			21,000,000										21,000,000		16,000,000			16,000,000								16,000,000
Dividends	(2,306,000,000)			(2,229,000,000)										(2,229,000,000)	(77,000,000)	(2,327,000,000)			(2,250,000,000)								(2,250,000,000)	(72,000,000)	(4,000,000)
Equity classified as obligation to purchase own shares	0													0
Preferred notes	(993,000,000)													0	(993,000,000)	(993,000,000)											0	(993,000,000)
New consolidations / (deconsolidations) and other increases / (decreases)	18,000,000			0										0	17,000,000	(294,000,000)			(311,000,000)								(311,000,000)		17,000,000
Total comprehensive income for the year	218,000,000							1,027,000,000	(1,237,000,000)	[1]	(530,000,000)	(86,000,000)	(621,000,000)	(210,000,000)	428,000,000	23,000,000					837,000,000	(1,242,000,000)		(535,000,000)	(86,000,000)	(621,000,000)	(404,000,000)	423,000,000	5,000,000
of which: net profit / (loss)	1,128,000,000							1,053,000,000						1,053,000,000	76,000,000	921,000,000					845,000,000						845,000,000	72,000,000	4,000,000
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	(1,237,000,000)								(1,237,000,000)	[1]	(530,000,000)	(86,000,000)	(621,000,000)	(1,237,000,000)		(1,242,000,000)						(1,242,000,000)	[2]	(535,000,000)	(86,000,000)	(621,000,000)	(1,242,000,000)
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	288,000,000	[5]						288,000,000						288,000,000	0	305,000,000	[5]				305,000,000						305,000,000
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	(313,000,000)							(313,000,000)						(313,000,000)		(313,000,000)					(313,000,000)						(313,000,000)
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	352,000,000													0	352,000,000	352,000,000											0	351,000,000	1,000,000
Balance at Dec. 31, 2017	SFr 51,271,000,000		SFr 385,000,000	SFr 25,942,000,000		SFr (2,133,000,000)		SFr 32,752,000,000	SFr (5,732,000,000)	[1]	SFr (6,095,000,000)	SFr 12,000,000	SFr 351,000,000	SFr 51,214,000,000	SFr 57,000,000	SFr 50,775,000,000		SFr 386,000,000	SFr 26,966,000,000	SFr 0	SFr 29,102,000,000	SFr (5,736,000,000)	[2]	SFr (6,099,000,000)	SFr 12,000,000	SFr 351,000,000	SFr 50,718,000,000	SFr 0	SFr 57,000,000

[1]	Excludes defined benefit plans and own credit that are recorded directly in retained earnings.
[2]	Excludes defined benefit plans and own credit that are recorded directly in retained earnings.
[3]
Includes treasury shares acquired and disposed of by the Investment Bank in its capacity as a market-maker in UBS shares and related derivatives and to hedge certain issued structured debt instruments. These acquisitions and disposals are reported on the basis of net month-to-date movements

[4]
Reflects the payment of an ordinary cash dividend of CHF 0.60 (2016: CHF 0.60 ordinary cash dividend and CHF 0.25 special cash dividend; 2015: CHF 0.50 ordinary cash dividend and CHF 0.25 special cash dividend) per dividend-bearing share out of the capital contribution reserve.

[5]	Refer to the “Statement of comprehensive income”.